Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Accrued guarantee commission			$ 83
Prepaid charter and deferred revenue			49
Tax loss carry forwards	7,718		5,788
Total deferred tax asset	7,759		28,503
Less valuation allowance	(7,759)		(11,922)
Net deferred tax asset			16,581
Deferred tax liabilities:
Vessel and equipment			17,999
Long-term debt			1,003
Entrance tax	2,141	3,000
Deferred debt issuance cost			377
Total deferred tax liabilities	2,141		19,388
Net deferred tax liabilities	2,141		2,807	1,546
Norwegian Ordinary Tax Regime [Member]
Deferred tax assets:
Tax loss carry forwards			13,963
Contracts Liabilities [Member]
Deferred tax assets:
Contracts liabilities			814
Deferred tax liabilities:
Contract Liabilities			9
Interest Rate Swap Contracts [Member]
Deferred tax assets:
Contracts liabilities	$ 41		$ 7,806